EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of reconciliation between basic and diluted earnings (loss) per share
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2019	2018	2017
Net earnings (loss)	$(70,538)	$(24,610)	$4,518

Weighted average shares used in computation of:
Basic	36,166	36,019	32,356
Assumed conversion	—	—	537
Diluted	36,166	36,019	32,893
Net earnings (loss) per share (in dollars):
Basic	$(1.95)	$(0.68)	$0.14
Diluted	(1.95)	(0.68)	0.14